Oil and Gas Reserves Information (Unaudited) - Summary of Changes in Net Quantities of Crude Oil and Natural Gas Reserves For Continuing Operations (Detail)	12 Months Ended
	Dec. 31, 2015 MBbls MMcf	Dec. 31, 2014 MBbls MMcf	Dec. 31, 2013 MBbls MMcf
Oil (MBbls)
Proved Reserves:
Beginning of year | MBbls	20,854	21,976	18,899
Revisions of previous estimates | MBbls	(5,096)	(2,182)	28
Extensions and discoveries | MBbls	231	5,373	5,363
Sales of minerals in place | MBbls	(3,671)
Production | MBbls	(3,089)	(4,313)	(2,314)
End of year | MBbls	9,229	20,854	21,976
Proved Developed Reserves:
Beginning of year | MBbls	16,247	13,914	8,389
End of year | MBbls	9,229	16,247	13,914
Natural Gas (MMcf)
Proved Reserves:
Beginning of year | MMcf	495,266	452,653	437,445
Revisions of previous estimates | MMcf	(41,437)	3,998	23,321
Extensions and discoveries | MMcf	168,539	78,383	47,581
Sales of minerals in place | MMcf	(5,096)
Production | MMcf	(47,676)	(39,768)	(55,694)
End of year | MMcf	569,596	495,266	452,653
Proved Developed Reserves:
Beginning of year | MMcf	324,598	344,278	362,426
End of year | MMcf	311,130	324,598	344,278